Recapitalization - Schedule of Consummation of the Merger (Details) - Merger [Member]	Sep. 30, 2024 shares
Schedule of Consummation of the Merger [Line Items]
Common stock issued immediately after the Merger	81,767,066
Nubia common stock, outstanding prior to the closing of the Merger [Member]
Schedule of Consummation of the Merger [Line Items]
Common stock issued immediately after the Merger	6,004,741
Shares issued to Nubia convertible noteholders [Member]
Schedule of Consummation of the Merger [Line Items]
Common stock issued immediately after the Merger	5,962,325
Predecessor HBC Shares [Member]
Schedule of Consummation of the Merger [Line Items]
Common stock issued immediately after the Merger	69,800,000